Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance increased	$ 4,433,000	$ 2,964,000
Federal net operating loss carryforwards	727,000
Federal net operating losses	$ 28,973,000
Taxable income percentage	80.00%
Operating loss carryforwards	$ 40,522,000
Cumulative ownership	50.00%
Research credit carry forwards	$ 930,000
Federal and state tax purposes	1,296,000
Unrecognized tax benefit balance	$ 459,000	$ 427,000